UNAUDITED CONDENSED STATEMENT OF CASH FLOWS - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021
Cash Flows from Operating Activities:
Net income		$ (4,217,743)	$ (1,617,438)
Adjustments to reconcile net income to net cash used in operating activities:
Financing Costs		168,086
Change in fair value of derivative warrant liabilities	$ 5,001,745	3,890,255	(555,755)
Income from investments held in Trust Account	(7,521)		(51,542)
Net Income (Loss) From Investment Income Interest		(142)
Changes in operating assets and liabilities:
Prepaid expenses		(759,541)	176,317
Accounts payable		18,249	(27,129)
Accrued expenses		33,335	1,251,170
Franchise tax payable		54,695	(4,832)
Net cash used in operating activities		(812,522)	(829,209)
Cash Flows from Investing Activities:
Payments for investment of cash in Trust Account		258,750,000
Net cash used in investing activities		(258,750,000)
Cash Flows from Financing Activities:
Aggregate price		25,000
Proceeds from sale of Private Placement Warrants		5,587,501
Proceeds from promissory note - related party		105,000
Repayment of promissory note - related party		(105,000)
Proceeds from issuance initial public offering		258,750,000
Payment of offering costs		(3,035,655)
Net cash provided by financing activities		261,326,846
Net decrease in cash		1,764,324	(829,209)
Cash - beginning of the period		0	1,764,324
Cash - end of the period	$ 935,115	1,764,324	935,115
Supplemental disclosure of noncash activities:
Offering costs included in accrued offering costs		70,000
Initial classification of common stock subject to possible redemption		237,636,460
Change in Value of Class A common stock subject to possible redemption		$ (3,988,350)	$ (1,617,430)